Summary of Significant Accounting Policies - Property Plant and Equipment Useful Life (Details)	12 Months Ended
Dec. 31, 2018
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Computer systems and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer systems and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years